Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth compensation information of our Principal Executive Officer (“PEO”) and our non-PEO NEOs along with total shareholder return, net income, and Adjusted Operating Earnings Per Share excluding Unlocking (diluted) performance results for our fiscal years ending in 2021, 2022, 2023, 2024 and 2025 in accordance with Item 402(v) of Regulation S-K. The amounts reported in this table are not additional amounts received by our PEO and non-PEO NEOs to the amounts reported in the Summary Compensation Table. The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement, beginning on page 44.

				Average			Value of Initial Fixed $100
				Summary	Average		Investment Based on:(5)			Adjusted
	Summary			Compensation	Compensation			Peer Group		Operating
	Compensation	Compensation		Table Total for	Actually Paid		Total	Total	GAAP Net	EPS excluding
	Table Total	Actually Paid		Non-PEO	to Non-PEO		Shareholder	Shareholder	Income(7)	Unlocking
	for PEO	to PEO(2)(3)		NEOs	NEOs(2)(3)		Return	Return(6)	($m)	(diluted)(7)(8)
Year(1)	($)	($)		($)	($)		($)	($)	($)	($)
(a)	(b)	(c)		(d)	(e)		(f)	(g)	(h)	(i)
2025	30,828,468	33,081,532	(4)	7,460,866	7,751,268	(4)	272	203	3,563	39.34
2024	28,144,215	55,940,095		7,000,039	12,325,209	(8)	292	176	3,401	35.07
2023	28,378,031	48,624,071		6,822,427	11,135,219		205	135	2,556	29.58
2022	22,847,623	34,989,082		6,142,835	8,829,365		166	121	3,149	24.43
2021	21,229,464	63,512,752		7,395,895	20,347,877		158	135	3,417	22.53

(1)	Year	PEO	Non-PEOs
	2025	Mr. Cracchiolo	Messrs. Berman, Davies, Sweeney and Truscott
	2024	Mr. Cracchiolo	Messrs. Berman, Davies, Sweeney and Truscott
	2023	Mr. Cracchiolo	Messrs. Berman, Davies, Sweeney and Truscott
	2022	Mr. Cracchiolo	Messrs. Berman, Moore, Sweeney and Truscott
	2021	Mr. Cracchiolo	Messrs. Berman, Moore, Sweeney and Truscott

(2)	Fair value or change in fair value, as applicable, of equity awards in the above table, was determined by reference to (1) for RSU awards (or DSU awards for Mr. Davies), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price plus the dollar value of any dividends paid on the RSU in the covered fiscal year prior to the vesting date that is not reflected in the fair value of the award (dividends on DSUs are accrued within the Threadneedle Deferral Plan and are paid out as additional shares of common stock in Ameriprise Financial, Inc. on vesting), (2) for stock options (or DSOs Mr. Davies), a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value; the inputs of the model include (a) dividend yield which represents the Company’s expected dividend yield based on its historical dividend payouts and management’s expectations, (b) expected volatility which is based on the Company’s historical and implied volatilities, (c) risk-free interest rate based on the U.S. Treasury yield curve for a period commensurate with the expected life, and (d) expected life of the option based on the Company’s past experience and other considerations, and (3) for PSU awards, target awards multiplied by the leverage ratio at applicable year-end date(s) or actual vesting date, at closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price.
(3)	For the portion of Compensation Actually Paid that is based on year-end stock prices, the following prices were used: 2025 — $490.34, 2024 — $532.43, 2023 — $379.83, 2022 — $311.37, 2021 — $301.66.

(4)	2025 Compensation Actually Paid (CAP) to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

		Average
	PEO	Non-PEO
	($)	($)
Total Compensation Reported in 2025 Summary Compensation Table (SCT)	30,828,468	7,460,866
Less, aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans	(2,186,112)	(526,351)
Plus, actuarially determined service cost	633,487	70,993
Less, value of Stock and Option Awards reported in SCT	(19,000,000)	(3,323,249)
Plus, Year-End Fair Value of Awards Granted in this Fiscal Year that are Unvested and Outstanding at Year-End	16,015,082	2,782,637
Plus or Minus, Difference Between Fair Value of awards from the end of the prior fiscal year to the end of this fiscal year for awards granted in any prior fiscal year that are Outstanding and Unvested at Year-End	3,416,239	607,623
Plus, Fair Value as of the Vesting Date for Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	2,623,477	534,495
Plus, Dividends Paid on Stock Awards paid in this fiscal year prior to vesting if not otherwise included in SCT total compensation	750,891	144,254
Less Prior Year-End Fair Value for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during this fiscal year	—	—
Total Adjustments	2,253,064	290,402
Compensation Actually Paid for Fiscal Year 2025	33,081,532	7,751,268

(5)	Each year reflects cumulative total shareholder return for the period from December 31, 2020 through the applicable year end, based on an assumed $100 investment on December 31, 2020.
(6)	S&P 500 Financials Index, which is the same index used in our 2025 Form 10-K as required under Item 201(e)(1)(ii) of Regulation S-K.
(7)	The Company-Selected Measure (“CSM”), a non-GAAP measure, is defined as Adjusted Operating Earnings Per Share excluding Unlocking (diluted). See GAAP reconciliation table in Appendix A.
(8)

The 2024 average compensation actually paid to non-PEO NEOs reflects a minor technical correction that resulted in a revised value of $12,325,209 compared to $12,146,344 displayed in our last year's proxy disclosure.

Company Selected Measure Name	Adjusted Operating Earnings Per Share excluding Unlocking (diluted)
Named Executive Officers, Footnote

(1)	Year	PEO	Non-PEOs
	2025	Mr. Cracchiolo	Messrs. Berman, Davies, Sweeney and Truscott
	2024	Mr. Cracchiolo	Messrs. Berman, Davies, Sweeney and Truscott
	2023	Mr. Cracchiolo	Messrs. Berman, Davies, Sweeney and Truscott
	2022	Mr. Cracchiolo	Messrs. Berman, Moore, Sweeney and Truscott
	2021	Mr. Cracchiolo	Messrs. Berman, Moore, Sweeney and Truscott

Peer Group Issuers, Footnote
(6)	S&P 500 Financials Index, which is the same index used in our 2025 Form 10-K as required under Item 201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount	$ 30,828,468	$ 28,144,215	$ 28,378,031	$ 22,847,623	$ 21,229,464
PEO Actually Paid Compensation Amount	$ 33,081,532	55,940,095	48,624,071	34,989,082	63,512,752
Adjustment To PEO Compensation, Footnote
(4)	2025 Compensation Actually Paid (CAP) to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

		Average
	PEO	Non-PEO
	($)	($)
Total Compensation Reported in 2025 Summary Compensation Table (SCT)	30,828,468	7,460,866
Less, aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans	(2,186,112)	(526,351)
Plus, actuarially determined service cost	633,487	70,993
Less, value of Stock and Option Awards reported in SCT	(19,000,000)	(3,323,249)
Plus, Year-End Fair Value of Awards Granted in this Fiscal Year that are Unvested and Outstanding at Year-End	16,015,082	2,782,637
Plus or Minus, Difference Between Fair Value of awards from the end of the prior fiscal year to the end of this fiscal year for awards granted in any prior fiscal year that are Outstanding and Unvested at Year-End	3,416,239	607,623
Plus, Fair Value as of the Vesting Date for Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	2,623,477	534,495
Plus, Dividends Paid on Stock Awards paid in this fiscal year prior to vesting if not otherwise included in SCT total compensation	750,891	144,254
Less Prior Year-End Fair Value for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during this fiscal year	—	—
Total Adjustments	2,253,064	290,402
Compensation Actually Paid for Fiscal Year 2025	33,081,532	7,751,268

Non-PEO NEO Average Total Compensation Amount	$ 7,460,866	7,000,039	6,822,427	6,142,835	7,395,895
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,751,268	12,325,209	11,135,219	8,829,365	20,347,877
Adjustment to Non-PEO NEO Compensation Footnote
(4)	2025 Compensation Actually Paid (CAP) to PEO (Mr. Cracchiolo) and the average CAP to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

		Average
	PEO	Non-PEO
	($)	($)
Total Compensation Reported in 2025 Summary Compensation Table (SCT)	30,828,468	7,460,866
Less, aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans	(2,186,112)	(526,351)
Plus, actuarially determined service cost	633,487	70,993
Less, value of Stock and Option Awards reported in SCT	(19,000,000)	(3,323,249)
Plus, Year-End Fair Value of Awards Granted in this Fiscal Year that are Unvested and Outstanding at Year-End	16,015,082	2,782,637
Plus or Minus, Difference Between Fair Value of awards from the end of the prior fiscal year to the end of this fiscal year for awards granted in any prior fiscal year that are Outstanding and Unvested at Year-End	3,416,239	607,623
Plus, Fair Value as of the Vesting Date for Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	2,623,477	534,495
Plus, Dividends Paid on Stock Awards paid in this fiscal year prior to vesting if not otherwise included in SCT total compensation	750,891	144,254
Less Prior Year-End Fair Value for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during this fiscal year	—	—
Total Adjustments	2,253,064	290,402
Compensation Actually Paid for Fiscal Year 2025	33,081,532	7,751,268

Compensation Actually Paid vs. Total Shareholder Return
●	CAP versus Total Shareholder Return

CEO CAP amounts were $63,512,752, $34,989,082, $48,624,071, $55,940,095 and $33,081,532 in each of 2021, 2022, 2023, 2024, and 2025, respectively, while our total shareholder return, based on a $100 investment in Ameriprise on December 31, 2020, was $158 as of the end of 2021, $166 as of the end of 2022, $205 as of the end of 2023, $292 as of the end of 2024, and $272 as of the end of 2025. Similarly, our other NEO CAP amounts as averaged were $20,347,877, $8,829,365, $11,135,219, $12,325,209 and $7,751,268 in 2021, 2022, 2023, 2024 and 2025, respectively. As a result, our CAP values and total shareholder return are directionally aligned over the timeframe that the table covers because our total shareholder return increased and decreased year-to-year in accordance with increases and decreases in CAP.

Compensation Actually Paid vs. Net Income
●	CAP versus Net Income

CEO CAP amounts were $63,512,752, $34,989,082, $48,624,071, $55,940,095 and $33,081,532 in each of 2021, 2022, 2023, 2024, and 2025, respectively, while our GAAP Net Income for each year was $3,417M, $3,149M, $2,556M, $3,401M and $3,563M as of the end of 2021, 2022, 2023, 2024, and 2025, respectively. Similarly, our other NEO CAP amounts as averaged were $20,347,877, $8,829,365, $11,135,219, $12,325,209 and $7,751,268 in 2021, 2022, 2023, 2024 and 2025, respectively. GAAP Net Income is less reflective of ongoing operations and includes a number of factors that are excluded in Ameriprise’s Adjusted Operating Net Income metric. Reconciliations of non-GAAP measures to the most directly comparable GAAP measure are on page A-1.

Compensation Actually Paid vs. Company Selected Measure
●	CAP versus Company-Select Measure (Adjusted Operating Earnings Per Share excluding Unlocking (diluted))

As discussed in the Compensation Discussion and Analysis, Adjusted Operating Earnings Per Share is an assessment measure used in both annual performance assessments and longer-term PSU performance awards. The Company believes this is a solid measure of overall financial performance and shareholder value. Reconciliations of non-GAAP measures to the most directly comparable GAAP measure are on page A-1.

CEO CAP amounts were $63,512,752, $34,989,082, $48,624,071, $55,940,095 and $33,081,532 in each of 2021, 2022, 2023, 2024, and 2025, respectively, while our Adjusted Operating Earnings Per Share for each year was $22.53 as of the end of 2021, $24.43 as of the end of 2022, $29.58 as of the end of 2023, $35.07 as of the end of 2024 and $39.34 as of the end of 2025. Similarly, our other NEO CAP amounts as averaged were $20,347,877, $8,829,365, $11,135,219, $12,325,209 and $7,751,268 in 2021, 2022, 2023, 2024 and 2025, respectively. As a result, our CAP values and increases in Adjusted Operating Earnings Per Share are directionally aligned over the timeframe that the table covers.

Total Shareholder Return Vs Peer Group
●	Total Shareholder Return: Company versus Peer Group

The Company outperformed its S&P 500 Financials Index peer group over the 5-year period reflected in the above table. The value of a fixed $100 investment in Ameriprise on December 31, 2020, would have been $272, $292, $205, $166, and $158 at the end of 2025, 2024, 2023, 2022, and 2021, respectively, while it would have been $203, $176, $135, $121, and $135 for an investment in the S&P 500 Financials Index in those respective periods. Please refer to footnote 5 for additional details.

Tabular List, Table

Required Tabular Disclosure of Most Important Measures to Determine FY2025 CAP

The following performance measures reflect the Company’s most important performance measures in effect for 2025. See the Compensation Discussion and Analysis section of this proxy beginning on page 44 for further information.

Most Important Performance Measures for 2025
Adjusted Operating Net Revenues*
Adjusted Operating Net Income*
Adjusted Operating Earnings per diluted share*
Adjusted Operating Return on Equity excluding Accumulated Other Comprehensive Income*
Talent and Leadership Effectiveness

*	Exclude Unlocking

Total Shareholder Return Amount	$ 272	292	205	166	158
Peer Group Total Shareholder Return Amount	203	176	135	121	135
Net Income (Loss)	$ 3,563,000,000	$ 3,401,000,000	$ 2,556,000,000	$ 3,149,000,000	$ 3,417,000,000
Company Selected Measure Amount | $ / shares	39.34	35.07	29.58	24.43	22.53
PEO Name	Mr. Cracchiolo
Non-PEO NEO Average Compensation Actually Paid, Amount, Previously Reported, Before Technical Correction		$ 12,146,344
Share Price | $ / shares	$ 490.34	$ 532.43	$ 379.83	$ 311.37	$ 301.66
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Net Revenues*
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Net Income*
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Earnings per diluted share*
Non-GAAP Measure Description
(7)	The Company-Selected Measure (“CSM”), a non-GAAP measure, is defined as Adjusted Operating Earnings Per Share excluding Unlocking (diluted). See GAAP reconciliation table in Appendix A.

Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Return on Equity excluding Accumulated Other Comprehensive Income*
Measure:: 5
Pay vs Performance Disclosure
Name	Talent and Leadership Effectiveness
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,253,064
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,186,112)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	633,487
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,000,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,015,082
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,416,239
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,623,477
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	750,891
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	290,402
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(526,351)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,993
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,323,249)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,782,637
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	607,623
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534,495
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 144,254